Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental cash flow information
Summary of Supplemental cash flow information
	December 31, 2023	December 31, 2022
	$	$
Change in accrued other assets	271,029	-
Change in accrued deferred royalty acquisitions	(69,675)	69,675
Reclassification of prepaid expenses to share issue costs	179,043	-
Change in accrued dividends	102,253	447,583
Share issuances for royalty acquisitions and milestone payments	2,821,454	12,456,390